Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial Instruments
Note 20: Financial instruments

The Company’s financial instruments as at December 31, 2021, consisted of cash, marketable securities, accounts receivable, deposits, and accounts payable and accrued liabilities. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

(a)  Financial assets and liabilities by categories

	At December 31, 2021			At December 31, 2020
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$3,259	$-	$3,259	$15,361	$-	$15,361
Marketable securities	-	605	605	-	2,675	2,675
Deposits	243	-	243	243	-	243
Accounts receivable	372	-	372	827	-	827
Total financial assets	3,874	605	4,479	16,431	2,675	19,106
Accounts payable and accrued liabilities	1,888	-	1,888	3,280	-	3,280
Total financial liabilities	$1,888	$-	$1,888	$3,280	$-	$3,280

(b) Financial assets and liabilities measured at fair value

The categories of the fair value hierarchy that reflect the significance of inputs used in making fair value measurements are as follows:

Level 1 – fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3 – fair values based on inputs for the asset or liability that are not based on observable market data.

The Company’s policy to determine when a transfer occurs between levels is to assess the impact at the date of the event or the change in circumstances that could result in a transfer. No transfers occurred between the levels during the year.

The Company’s financial instruments measured at fair value on a recurring basis were as follows:

At December 31	2021		2020
	Level 1	Level 2(a)	Level 1	Level 2
Marketable securities	282	323	2,165	510

(a)

Marketable securities included in level 2 include warrants that are valued using an option pricing model which utilizes a combination of quoted prices and market-derived inputs, including volatility estimates.

During the year ended December 31, 2021, there were no financial assets or financial liabilities measured and recognized on the consolidated statements of financial position at fair value that would be categorized as level 3 in the fair value hierarchy.

(c)  Financial instruments and related risks

The Company’s financial instruments are exposed to liquidity risk, and market risks, which include currency risk, interest rate risk and price risk. As at December 31, 2021, the primary risks were as follows:

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company proactively manages its capital resources and has in place a budgeting and cash management process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its current exploration plans and achieve its growth objectives. The Company ensures that there is sufficient liquidity available to meet its short-term business requirements, taking into account its anticipated cash outflows from exploration activities, and its holdings of cash and marketable securities. The Company monitors and adjusts, when required, these exploration programs as well as corporate administrative costs to ensure that adequate levels of working capital are maintained.

As at December 31, 2021, the Company had unrestricted cash of $3,259 (December 31, 2020 – $15,361), working capital deficit of $428 (December 31, 2020 – working capital of $8,353), which the Company defines as current assets less current liabilities, and an accumulated deficit of $156,749 (December 31, 2020 – $139,959). The Company notes that the flow-through share premium liability, which reduced the Company working capital by $3,124 (December 31, 2020 – $7,644), is not settled through cash payment. Instead, the flow-through share premium liability will be drawn down as the Company incurs exploration expenditures in Quebec. During the year ended December 31, 2021, Fury Gold incurred a loss of $16,790 (December 31, 2020 – $14,230) and expects to continue to incur operating losses in relation to exploration activities. With no source of operating cash flow, there is no assurance that sufficient funding will be available to conduct further exploration of its mineral properties.

The Company’s contractual obligations are as follows:

	Within 1 year	2 to 3 years	Over 3 years	At December 31 2021
Accounts payable and accrued liabilities	$1,888	$-	$-	$1,888
Quebec flow-through expenditure requirements	7,290	-	-	7,290
Undiscounted lease payments	183	376	63	622
Total	$9,361	$376	$63	$9,800

The Company entered into a drilling contract in November 2020, for which the Company has committed to drill a total of 50,000 metres. As at December 31, 2021, the company remains obligated to drill a further 15,000 metres in Quebec. The expenditures for the remaining drilling metres will be applied against the flow-through expenditure requirements included in the table above.

The Company also makes certain payments arising on mineral claims and leases on an annual or bi-annual basis to ensure all the Company’s properties remain in good standing. Cash payments of $441 were made during the year ended December 31, 2021, in respect of these mineral claims, with $144 recognized in prepaid expenses as at December 31, 2021 (December 31, 2020 – $65).

Market risk

This is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Significant market risks to which the Company is exposed are as follows:

i.	Currency risk

The Company is exposed to currency risk by having balances and transactions in currencies that are different from the relevant functional currency (the Canadian dollar). The Company’s foreign currency exposure related to its financial assets and liabilities held in US dollars was as follows:

	Years ended December 31
	2021	2020
Financial assets
US$ bank accounts	$569	$399
Financial liabilities
Accounts payable	(160)	(41)
	$409	$358

A 10% increase or decrease in the US dollar to Canadian dollar exchange rate would not have a material impact on the Company’s net loss.
ii.	Price risk

The Company holds certain investments in marketable securities (note 8) which are measured at fair value, being the closing share price of each equity security at the date of the consolidated statements of financial position. The Company is exposed to changes in share prices which would result in gains and losses being recognized in the loss for the year. A 10% increase or decrease in the Company’s marketable securities’ share prices would not have a material impact on the Company’s net loss.